OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Other Accounts Receivable and Prepaid Expenses Disclosure [Text Block]
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2014	2015

Prepaid expenses	$1,159	$2,132
Government authorities	1,081	2,317
Restricted deposits	149	-
Related parties	447	1,022
Other	583	773

	$3,419	$6,244